UNITED STATES
SECURITY AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):         [ ] is a restatement
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
                             Name:           MRM-Horizon Advisors, LLC
                                             d/b/a Mad River Investors
                             Address         84 State Street
                                             Suite 800
                                             Boston, MA  02109
                             13F File Number 028-12322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of the Reporting Manager

Name:    Stephen C Carluccio
Title:   Chief Compliance Officer
Phone:   617-728-0444
Signature,			Place,			and Date of Signing
Stephen C Carluccio		Boston, MA		April 11, 2012
Report Type (Check only one):
				[X]  13F HOLDINGS Report
				[ ]  13F NOTICE
				[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for the Manager

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FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers:	0
Form 13F Information Tabel Entry Total	32
Form 13F Information Tabel value Total	94,045,000

List of Other Included Managers:

NONE

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FORM 13F INFORMATIONAL TABLE


                                    TITLE OF                VALUE    SHARE/   SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY
  NAME OF ISSUER                     CLASS      CUSIP      X 1000   PRN AMT   PRN  CALL   DSCRERT  MNGRS  SOLE   SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
AIR LEASE CORP                      COM        00912X302     1237      51400               SOLE                           51400
ARCHER DANIELS MIDLAND CO           COM        039483102     1678      53000               SOLE                           53000
AUTONATION INC                      COM        05329W102     4571     133225               SOLE                          133225
AUTOZONE INC                        COM        053332102     4341      11675               SOLE                           11675
BERKSHIRE HATHAWAY INC DEL          COM        084670702     5025      61925               SOLE                           61925
BROOKFIELD ASSET MGMT INC           COM        112585104     2876      91272               SOLE                           91272
BROOKFIELD RESIDENTIAL PPTYS        COM        11283W104     1491     141050               SOLE                          141050
CBOE HLDGS INC                      COM        12503M108     4367     153650               SOLE                          153650
CME GROUP INC                       COM        12572Q105     1341       4635               SOLE                            4635
CONTINENTAL RESOURCES INC           COM        212015101     3167      36900               SOLE                           36900
DISH NETWORK CORP                   COM        25470M109     1560      47375               SOLE                           47375
DREAMWORKS ANIMATION SKG INC        COM        26153C103     3434     186100               SOLE                          186100
GENERAL GROWTH PPTYS INC NEW        COM        370023103     4209     247754               SOLE                          247754
GREENLIGHT CAPITAL RE LTD           COM        G4095J109     4355     176825               SOLE                          176825
HOWARD HUGHES CORP                  COM        44267D107     6449     100978               SOLE                          100978
ICAHN ENTERPRISES LP                LP         451100101     4888     113280               SOLE                          113280
JARDEN CORP                         COM        471109108     1332      33100               SOLE                           33100
LAS VEGAS SANDS CORP                COM        517834107     2341      40660               SOLE                           40660
LENNAR CORP                         COM        526057104     3131     115200               SOLE                          115200
LEUCADIA NATL CORP                  COM        527288104     3181     145853               SOLE                          145853
LIBERTY MEDIA CORPORATION           COM        530322106     8435      95688               SOLE                           95688
LIVE NATION ENTERTAINMENT IN        COM        538034109     2488     264725               SOLE                          264725
MSC INDL DIRECT INC                 COM        553530106     1356      16285               SOLE                           16285
MCEWEN MNG INC                      COM        58039P107      874     196900               SOLE                          196900
NOKIA CORP EXP 01-19-13 @ 7.500     ADR        654902954     1144       4503        PUT    SOLE                            4503
NOVO-NORDISK A S                    COM        670100205     1874      13510               SOLE                           13510
PIMCO INCOME OPPORTUNITY FD         COM        72202B100     1412      53600               SOLE                           53600
ROUSE PPTYS INC                     COM        779287101      142      10505               SOLE                           10505
SEARS HLDGS CORP                    COM        812350106     5233      78985               SOLE                           78985
WINTHROP RLTY TR                    COM        976391300     2419     208700               SOLE                          208700
WISDOMTREE INVTS INC                COM        97717P104     2430     290350               SOLE                          290350
WYNN RESORTS LTD                    COM        983134107     1264      10125               SOLE                           10125

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